THE
ELITE
GROUP of Mutual Funds___________________________________________________




February 2, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   The Elite Group
           File No. 33-8124

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Elite Group's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Richard S. McCormick

Richard S. McCormick
President